Commitments and Contingencies - Additional Information (Detail) In Thousands, unless otherwise specified	9 Months Ended			12 Months Ended
	Sep. 30, 2014 USD ($)	Sep. 30, 2014 CNY	Sep. 30, 2013 CNY	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY
Commitments and Contingencies Disclosure [Abstract]
Operating leases, rental expenses	$ 3,387	20,790	12,780	$ 2,957	17,898	12,038	8,035
Recognized liabilities related to unrecognized tax benefits	$ 4,731	29,041		$ 4,797	29,041	16,568